32 Commitments (Details) R$ in Thousands	Dec. 31, 2020 BRL (R$)
Summary of commitments [Line Items]
Contractual obligations - expenses	R$ 2,762,266
Contractual obligations - investments	6,132,040
Total	8,894,306
1 year [member]
Summary of commitments [Line Items]
Contractual obligations - expenses	1,301,725
Contractual obligations - investments	2,211,198
Total	3,512,923
1-3 years [member]
Summary of commitments [Line Items]
Contractual obligations - expenses	633,296
Contractual obligations - investments	1,642,792
Total	2,276,088
3-5 years [member]
Summary of commitments [Line Items]
Contractual obligations - expenses	142,484
Contractual obligations - investments	2,103,935
Total	2,246,419
More than 5 years [member]
Summary of commitments [Line Items]
Contractual obligations - expenses	684,761
Contractual obligations - investments	174,115
Total	R$ 858,876